Supplement dated April 9, 2025
to the Prospectus and Summary Prospectus of the following fund (the Fund):
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Variable Series Trust II
Variable Portfolio - Partners Core Bond Fund	5/1/2024
 Effective immediately, the following changes are hereby made to the Fund's Prospectus and Summary Prospectus.
The portfolio manager information under the heading “Fund Management" for J.P. Morgan Investment Management Inc. (JPMIM) in the Summary Prospectus and the “Summary of the Fund” section of the Prospectus is hereby superseded and replaced with the following:
Portfolio Management	Title	Role with Fund	Managed Fund Since
Richard Figuly	Managing Director and Portfolio Manager of JPMIM	Co-Portfolio Manager	2016
J. Andrew Norelli	Managing Director and Portfolio Manager of JPMIM	Co-Portfolio Manager	2021
Lisa Coleman, CFA*	Managing Director and Portfolio Manager of JPMIM	Co-Portfolio Manager	2021
Thomas Hauser, CFA	Managing Director and Portfolio Manager of JPMIM	Co-Portfolio Manager	2021
Kay Herr, CFA	Managing Director and Portfolio Manager of JPMIM	Co-Portfolio Manager	2023
Priya Misra	Managing Director and Portfolio Manager of JPMIM	Co-Portfolio Manager	2024
Vikas Panthani	Managing Director and Portfolio Manager of JPMIM	Co-Portfolio Manager	April 2025
* Ms. Coleman has announced her decision to retire from JPMIM, effective March 2026. At that time, Ms. Coleman will cease to serve as a portfolio manager of the Fund.
The rest of the section remains the same.
The portfolio manager information under the heading “Primary Service Providers - Portfolio Managers” for JPMIM in the “More Information About the Fund” section of the Prospectus, is hereby superseded and replaced with the following:
Portfolio Management	Title	Role with Fund	Managed Fund Since
Richard Figuly	Managing Director and Portfolio Manager of JPMIM	Co-Portfolio Manager	2016
J. Andrew Norelli	Managing Director and Portfolio Manager of JPMIM	Co-Portfolio Manager	2021
Lisa Coleman, CFA*	Managing Director and Portfolio Manager of JPMIM	Co-Portfolio Manager	2021
Kay Herr, CFA	Managing Director and Portfolio Manager of JPMIM	Co-Portfolio Manager	2023
Thomas Hauser, CFA	Managing Director and Portfolio Manager of JPMIM	Co-Portfolio Manager	2021
Priya Misra	Managing Director and Portfolio Manager of JPMIM	Co-Portfolio Manager	2024
Vikas Panthani	Managing Director and Portfolio Manager of JPMIM	Co-Portfolio Manager	April 2025
* Ms. Coleman has announced her decision to retire from JPMIM, effective March 2026. At that time, Ms. Coleman will cease to serve as a portfolio manager of the Fund.
Mr. Figuly joined JPMIM in 1993 and is a member of Global Fixed Income, Currency & Commodities (GFICC) team. Based in Columbus, Mr. Figuly is a portfolio manager for JPMIM’s U.S. Value Driven team and is responsible for managing institutional taxable bond portfolios. Mr. Figuly began his investment career in 1994 and holds a B.S. in finance from Ohio State University.
Mr. Norelli joined JPMIM in 2012 and is a portfolio manager within the GFICC team, where he focuses on multi-asset class portfolios, asset allocation, macroeconomic strategy, and global market dynamics. Mr. Norelli began his investment career in 2003 and holds a Bachelor’s Degree in economics from Princeton University.
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Ms. Coleman joined JPMIM in 2008 and is responsible for managing investment grade corporate credit investments. Ms. Coleman is the Global Head of Investment Grade Corporate Credit within the GFICC team. Ms. Coleman began her investment career in 1983 and holds a Master’s Degree in international banking and finance from the School of International and Public Affairs at Columbia University and a Bachelor’s Degree in economics from Trinity College.
Mr. Hauser joined JPMIM in 2004 and is responsible for managing high yield investments. Mr. Hauser is a senior portfolio manager for the GFICC Global High Yield team. In this role, he is responsible for managing high yield total return strategies and sub-advised mutual fund assets with an emphasis on the U.S. dollar high yield market. Mr. Hauser began his investment career in 1995 and holds a Bachelor’s Degree in finance from Miami (Ohio) University.
Ms. Herr joined JPMIM in 1999 and is the U.S. Chief Investment Officer of the GFICC team. Ms. Herr began her investment career in 1994 and holds a B.A. in economics from the University of Virginia and an M.B.A. with distinction from New York University Stern School of Business.
Ms. Misra joined JPMIM in 2023 and is a member of the GFICC team, with a focus on assessing macroeconomic issues, interest rates and sector allocation themes. Prior to joining JPMIM, Ms. Misra was head of Global Rates Strategy at TD Securities, which she joined in 2015. Ms. Misra began her investment career in 2001 and holds a Bachelor’s Degree in economics from the Lady Sri Ram College, University of Delhi and a postgraduate diploma in management, majoring in finance, from the Indian Institute of Management, Bangalore, India.
Mr. Pathani joined JPMIM or one of its affiliates in 2004 and is member of the GFICC team. Mr. Pathani began his investment career in 2004 and holds a Bachelor of Science in Finance from The Pennsylvania State University's Smeal College of Business.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.

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